Basis of Presentation and Summary of Significant Accounting Policies (Details) - USD ($)	6 Months Ended	8 Months Ended	12 Months Ended
	Jun. 30, 2021	Dec. 31, 2020	Dec. 31, 2020	Dec. 31, 2019
Basis of Presentation and Summary of Significant Accounting Policies (Details) [Line Items]
Federal depository insurance coverage	$ 250,000
Federal depository insurance coverage		$ 250,000
Shareholders’ equity		$ 18,900,000	$ 18,900,000
Warrants to purchase, description		The Company issued 17,250,000 Warrants to purchase Class A ordinary shares to investors in the Company’s Initial Public Offering and simultaneously issued 8,900,000 Private Placement Warrants.
Transaction cost of accrued expenses		$ 55,000
Deferred transaction cost	100,000
Vicarious Surgical US Inc. [Member]
Basis of Presentation and Summary of Significant Accounting Policies (Details) [Line Items]
Liquid investments maturity term			90 days
Maintain cash balance	$ 622,000	$ 118,000	$ 118,000	$ 148,000
Income tax percentage	50.00%	50.00%	50.00%
Transaction Costs	$ 1,800,000
Transaction of accounts Payable	900,000
Transaction cost of accrued expenses	$ 800,000
IPO [Member]
Basis of Presentation and Summary of Significant Accounting Policies (Details) [Line Items]
Total offering costs		$ 700,000	$ 700,000
Class A Ordinary Shares [Member]
Basis of Presentation and Summary of Significant Accounting Policies (Details) [Line Items]
Ordinary shares subject to possible redemption (in Shares)	27,559,115	29,980,468
Purchase an aggregate share of common stock (in Shares)		26,150,000